RESEARCH AND DEVELOPMENT - Schedule of Activity for Capitalized Software Development Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Movement in Capitalized Computer Software, Net [Roll Forward]
Capitalized software development costs, net, beginning of year	$ 8,113	$ 8,370	$ 9,706
Software development costs capitalized during the year	243	2,601	2,034
Amortization of capitalized software development costs	(2,962)	(2,858)	(3,370)
Capitalized software development costs, net, end of year	$ 5,394	$ 8,113	$ 8,370